[852111.PARTF]34

Angel Oak UltraShort Income Fund

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 47.27%
ACC Trust, Series 2018-1, Class C, 6.810%, 2/21/2023 (a)	$1,000,000	$1,026,158
American Credit Acceptance Receivables Trust, Series 2018-2, Class C, 3.700%, 7/10/2024 (a)	2,418,000	2,449,175
American Express Credit Account Master Trust, Series 2019-4, Class A, 2.154% (1 Month LIBOR USD + 0.240%), 4/15/2024 (b)	3,000,000	3,005,784
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	3,000,000	3,020,304
Avant Loans Funding Trust, Series 2019-B, Class A, 2.720%, 10/15/2026 (a)	2,430,997	2,442,374
CARDS II Trust, Series 2019-1A, Class A, 2.304% (1 Month LIBOR USD + 0.390%), 5/15/2024 (a)(b)	4,000,000	4,011,192
CarMax Auto Owner Trust, Series 2018-3, Class A2B, 2.114% (1 Month LIBOR USD + 0.200%), 10/15/2021 (b)	90,091	90,225
Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.720%, 11/15/2022 (a)	1,719,733	1,724,417
Carvana Auto Receivables Trust, Series 2019-2A, Class B, 2.740%, 12/15/2023 (a)	1,000,000	1,008,545
Carvana Auto Receivables Trust, Series 2019-3A, Class B, 2.510%, 4/15/2024 (a)	3,000,000	3,017,460
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	163,836	165,038
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 2.348% (1 Month LIBOR USD + 0.370%), 8/8/2024 (b)	2,275,000	2,278,256
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 2.176% (1 Month LIBOR USD + 0.330%), 1/21/2025 (b)	3,000,000	3,005,061
Conn’s Receivables Funding, Series 2017-B, Class B, 4.520%, 4/15/2021 (a)	530,808	532,392
Conn’s Receivables Funding, Series 2019-A, Class A, 3.400%, 10/16/2023 (a)	1,009,468	1,013,515
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2018-NP1, Class C, 4.740%, 5/15/2024 (a)	2,939,072	2,964,680
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class A, 2.470%, 10/15/2026 (a)	1,921,972	1,929,715
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class C, 4.870%, 1/16/2024 (a)	1,224,162	1,234,965
Consumer Loan Underlying Bond Credit Trust, Series 2018-P1, Class A, 3.390%, 7/15/2025 (a)	3,054,969	3,077,375
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A, 2.940%, 7/15/2026 (a)	1,639,463	1,652,531
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class B, 3.280%, 7/15/2026 (a)	2,000,000	2,024,734
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	500,000	498,068
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	500,000	516,509
CPS Auto Receivables Trust, Series 2019-A, Class D, 4.350%, 12/16/2024 (a)	1,000,000	1,041,557
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	500,000	509,343
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	850,000	874,251
Discover Card Execution Note Trust, Series 2019-A2, Class A, 2.191% (1 Month LIBOR USD + 0.270%), 12/15/2023 (b)	4,000,000	4,007,524
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 2.411% (1 Month LIBOR USD + 0.490%), 7/15/2024 (b)	2,140,000	2,154,742
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.750%, 9/15/2023	1,069,068	1,072,589
DT Auto Owner Trust, Series 2019-3A, Class B, 2.600%, 4/17/2023 (a)	1,000,000	1,009,102
DT Auto Owner Trust, Series 2017-4A, Class C, 2.860%, 7/17/2023 (a)	2,653,636	2,661,886
DT Auto Owner Trust, Series 2017-1A, Class E, 5.790%, 2/15/2024 (a)	2,700,000	2,823,301
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	800,000	834,600
DT Auto Owner Trust, Series 2019-4A, Class E, 0.000%, 10/15/2026 (a)	1,000,000	1,005,091
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.620%, 9/16/2024 (a)	1,900,000	1,898,858
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.680%, 7/17/2023 (a)	1,000,000	1,022,952
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.000%, 8/17/2026 (a)	265,000	269,241
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/2028 (a)(e)	199,342	200,422
First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.000%, 8/15/2023 (a)	1,150,000	1,159,386
First Investors Auto Owner Trust, Series 2016-2A, Class E, 5.750%, 9/15/2023 (a)	1,000,000	1,043,015
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	500,000	513,035
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	200,000	203,376
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022 (a)	300,000	305,627
Flagship Credit Auto Trust, Series 2017-1, Class E, 6.460%, 12/15/2023 (a)	1,500,000	1,588,332
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 2.374% (1 Month LIBOR USD + 0.460%), 11/15/2021 (b)	65,000	65,086
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	400,000	419,796
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	250,000	258,321
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.300%, 9/15/2025 (a)	500,000	511,572
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	1,000,000	1,021,533
FREED ABS Trust, Series 2019-1, Class A, 3.420%, 6/18/2026 (a)	1,291,076	1,302,008
FREED ABS Trust, Series 2019-2, Class A, 2.620%, 11/18/2026 (a)	3,500,000	3,509,338
FREED ABS TRUST, Series 2018-1, Class A, 3.610%, 7/18/2024 (a)	268,784	270,705
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	100,000	102,380
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class A, 2.470%, 11/15/2023 (a)(c)	3,000,000	2,999,795

[852111.PARTF]35

GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.980%, 12/15/2021 (a)	5,399,415	5,421,153
GLS Auto Receivables Trust, Series 2018-3A, Class C, 4.180%, 7/15/2024 (a)	1,500,000	1,550,297
Marlette Funding Trust, Series 2017-3A, Class C, 4.010%, 12/16/2024 (a)	3,348,000	3,388,481
Marlette Funding Trust, Series 2018-3A, Class C, 4.630%, 9/15/2028 (a)	1,000,000	1,032,012
Marlette Funding Trust, Series 2019-3A, Class A, 2.690%, 9/17/2029 (a)	2,951,128	2,967,764
Master Credit Card Trust II, Series 2018-1A, Class A, 2.336% (1 Month LIBOR USD + 0.490%), 7/22/2024 (a)(b)	3,000,000	3,003,774
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(d)	369,091	345,399
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class B, 4.020%, 4/18/2022 (a)	2,000,000	2,014,242
PMIT, Series 2019-4A, Class A, 2.480%, 2/17/2026	5,000,000	5,013,865
Prestige Auto Receivables Trust, Series 2016-2A, Class D, 3.910%, 11/15/2022 (a)	2,100,000	2,129,459
Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class B, 6.840%, 1/18/2022 (a)	134,342	134,815
Skopos Auto Receivables Trust, Series 2019-1A, Class A, 2.900%, 12/15/2022 (a)	1,890,605	1,896,909
Skopos Auto Receivables Trust, Series 2018-1A, Class C, 4.770%, 4/17/2023 (a)	5,000,000	5,093,875
Skopos Auto Receivables Trust, Series 2019-1A, Class C, 3.630%, 9/16/2024 (a)	1,750,000	1,754,573
Sofi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.140%, 2/25/2027 (a)	2,643,000	2,666,166
Trillium Credit Card Trust II, Series 2018-2A, Class A, 2.154% (1 Month LIBOR USD + 0.350%), 9/26/2023 (a)(b)	2,825,000	2,825,689
Trillium Credit Card Trust II, Series 2019-1A, Class A, 2.284% (1 Month LIBOR USD + 0.480%), 1/26/2024 (a)(b)	2,990,000	3,002,752
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	1,325,000	1,338,651
Upstart Securitization Trust, Series 2018-1, Class B, 3.887%, 8/20/2025 (a)	569,888	571,905
Upstart Securitization Trust, Series 2018-2, Class B, 4.445%, 12/22/2025 (a)	2,300,000	2,320,189
Upstart Securitization Trust, Series 2019-1, Class A, 3.450%, 4/20/2026 (a)	1,216,868	1,222,912
Upstart Securitization Trust, Series 2019-2, Class A, 2.897%, 9/20/2029 (a)	4,596,204	4,624,916
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	466,368	469,461
Verizon Owner Trust, Series 2019-C, Class A1B, 2.640% (1 Month LIBOR USD + 0.420%), 4/22/2024 (b)	2,000,000	2,004,830
Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.630%, 5/15/2023 (a)	1,270,536	1,277,668
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	250,000	253,128
Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.650%, 2/15/2024 (a)	2,500,000	2,561,858
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	500,000	510,312
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2B, 2.384% (1 Month LIBOR USD + 0.470%), 2/15/2023 (a)(b)	1,000,000	1,003,511
Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.410%, 5/15/2023 (a)	3,031,000	3,064,744
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	500,000	514,942
Westlake Automobile Receivables Trust, Series 2018-1A, Class F, 5.600%, 7/15/2024 (a)	500,000	513,491
Westlake Automobile Receivables Trust, Series 2017-1A, Class E, 5.050%, 8/15/2024 (a)	1,900,000	1,945,275
World Financial Network Credit Card Master Trust, Series 2019-B, Class M, 3.040%, 4/15/2026	3,365,000	3,400,649
World Omni Select Auto Trust, Series 2019-A, Class A2B, 2.341% (1 Month LIBOR USD + 0.340%), 8/15/2023 (b)	2,000,000	2,002,472

TOTAL ASSET-BACKED SECURITIES - (Cost — $152,374,281)		153,189,376

Collateralized Loan Obligations — 7.17%
ACIS CLO Ltd., Series 2014-4A, Class A, 3.673% (3 Month LIBOR USD + 1.420%), 5/1/2026 (a)(b)	1,731,942	1,735,402
ACIS CLO Ltd., Series 2014-5A, Class A1, 3.763% (3 Month LIBOR USD + 1.510%), 11/2/2026 (a)(b)	1,998,735	2,002,115
Apex Credit CLO Ltd., Series 2016-1A, Class AS1R, 0.000% (3 Month LIBOR USD + 1.300%), 10/27/2028 (a)(b)	2,000,000	2,000,000
Crown Point CLO III Ltd., Series 2015-3A, Class A1AR, 2.911% (3 Month LIBOR USD + 0.910%), 12/31/2027 (a)(b)	3,853,213	3,855,529
Elevation CLO Ltd., Series 2016-5A, Class X, 2.740% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(b)	666,667	666,667
Garrison MML CLO LP, Series 2019-1A, Class X, 3.107% (3 Month LIBOR USD + 1.000%), 7/21/2031 (a)(b)	3,000,000	3,000,000
Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class AR, 3.053% (3 Month LIBOR USD + 1.100%), 10/22/2025 (a)(b)	587,405	587,553
Hull Street CLO Ltd., Series 2014-1A, Class AR, 3.223% (3 Month LIBOR USD + 1.220%), 10/18/2026 (a)(b)	734,974	735,826
JFIN MM CLO Ltd., Series 2014-1A, Class A, 3.566% (3 Month LIBOR USD + 1.600%), 4/21/2025 (a)(b)	165,864	165,938
Mountain View CLO Ltd., Series 2014-1A, Class ARR, 2.801% (3 Month LIBOR USD + 0.800%), 10/15/2026 (a)(b)	2,001,761	2,003,028
OCP CLO Ltd., Series 2015-8A, Class A1R, 2.852% (3 Month LIBOR USD + 0.850%), 4/17/2027 (a)(b)	2,176,898	2,176,284
Palmer Square CLO Ltd., Series 2018-3A, Class A1, 3.008% (3 Month LIBOR USD + 0.850%), 8/15/2026 (a)(b)	298,800	298,798
Peaks CLO Ltd., Series 2014-1A, Class X, 2.840% (3 Month LIBOR USD + 0.900%), 7/25/2030 (a)(b)	250,000	250,000
Peaks CLO Ltd., Series 2018-3, Class X, 2.840% (3 Month LIBOR USD + 0.900%), 1/27/2031 (a)(b)	750,000	750,000
TCW CLO AMR Ltd., Series 2019-1A, Class X, 3.058% (3 Month LIBOR USD + 0.900%), 2/15/2029 (a)(b)	3,000,000	3,000,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $23,219,189)		23,227,140

Commercial Mortgage-Backed Securities — 3.09%
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 2.920% (1 Month LIBOR USD + 0.920%), 10/15/2036 (a)(b)	2,000,000	2,003,752
BX Trust, Series 2019-ATL, Class A, 3.087% (1 Month LIBOR USD + 1.087%), 10/15/2036 (a)(b)	2,000,000	2,001,872
BXP Trust, Series 2017-CQHP, Class C, 3.164% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(b)	5,000,000	4,989,530
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A, 2.808%, 4/12/2028 (a)	1,000,000	1,001,890

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost — $9,984,178)		9,997,044

[852111.PARTF]36

Commercial Mortgage-Backed Securities - U.S. Government Agency — 5.73%
Federal Home Loan Mortgage Corp., Series K504, Class A2, 2.566%, 9/25/2020 (e)	4,030,548	4,042,083
Federal Home Loan Mortgage Corp., Series KF17, Class A, 2.566% (1 Month LIBOR USD + 0.550%), 3/25/2023 (b)	2,095,761	2,098,378
Federal Home Loan Mortgage Corp., Series KF23, Class A, 2.496% (1 Month LIBOR USD + 0.480%), 9/25/2023 (b)	1,913,547	1,913,903
Federal Home Loan Mortgage Corp., Series Q009, Class A, 2.378% (1 Month LIBOR USD + 0.350%), 4/25/2024 (b)	2,000,000	2,002,478
Federal Home Loan Mortgage Corp., Series KF32, Class A, 2.386% (1 Month LIBOR USD + 0.370%), 5/25/2024 (b)	1,382,894	1,378,913
Federal Home Loan Mortgage Corp., Series KF64, Class A, 2.456% (1 Month LIBOR USD + 0.440%), 6/25/2026 (b)	1,999,947	1,995,182
Federal Home Loan Mortgage Corp., Series KF21, Class A, 2.496% (1 Month LIBOR USD + 0.480%), 7/25/2026 (b)	3,126,257	3,122,593
Federal Home Loan Mortgage Corp., Series KF65, Class A, 2.536% (1 Month LIBOR USD + 0.520%), 7/25/2029 (b)	2,000,000	2,002,498

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost — $18,553,925)		18,556,028

Corporate Obligations — 0.99%
Consumer, Non-cyclical — 0.07%
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/2020	250,000	247,500

Energy — 0.16%
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021	500,000	512,813

Financial — 0.60%
Green Bancorp, Inc., 0.000%, 12/15/2026	1,000,000	1,060,473
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 7/1/2021	623,000	626,894
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (b)	250,000	255,140

		1,942,507

Industrial — 0.16%
Arconic, Inc., 6.150%, 8/15/2020	500,000	514,547

TOTAL CORPORATE OBLIGATIONS - (Cost — $3,232,374)		3,217,367

Residential Mortgage-Backed Securities — 32.72%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919%, 10/26/2048 (a)(f)	1,681,176	1,734,693
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(f)	953,559	964,958
Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059 (a)(f)	3,046,308	3,077,892
COLT Mortgage Loan Trust, Series 2018-1, Class A1, 2.930%, 2/25/2048 (a)(e)	1,541,312	1,548,847
COLT Mortgage Loan Trust, Series 2018-4, Class A3, 4.210%, 12/28/2048 (a)(e)	2,088,219	2,122,197
COLT Mortgage Loan Trust, Series 2019-4, Class A3, 3.019%, 11/25/2049 (a)(e)	4,500,000	4,499,950
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M1, 2.673% (1 Month LIBOR USD + 0.850%), 8/25/2031 (a)(b)	276,493	276,920
Connecticut Avenue Securities Trust, Series 2019-R04, Class 2M1, 2.573% (1 Month LIBOR USD + 0.750%), 6/27/2039 (a)(b)	2,927,132	2,931,930
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(f)	3,857,706	3,874,479
CSMC Trust, Series 2018-RPL2, Class A2, 4.311%, 8/25/2062 (a)(e)	500,000	516,394
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(e)	1,000,000	1,003,634
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(e)	750,000	759,565
Deephaven Residential Mortgage Trust, Series 2018-1A, Class M1, 3.939%, 12/25/2057 (a)(e)	740,000	738,336
Deephaven Residential Mortgage Trust, Series 2018-1A, Class B1, 4.340%, 12/25/2057 (a)(e)	2,000,000	1,985,722
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A2, 3.897%, 1/25/2059 (a)(e)	1,453,547	1,469,620
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.558%, 4/25/2059 (a)(e)	1,574,382	1,599,842
Ellington Financial Mortgage Trust, Series 2017-1, Class A1, 2.687%, 10/25/2047 (a)(e)	1,896,822	1,902,812
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLA, 2.573% (1 Month LIBOR USD + 0.750%), 10/25/2058 (a)(b)	571,590	571,938
Federal Home Loan Mortgage Corp., Series 2015-DNA2, Class M2, 4.423% (1 Month LIBOR USD + 2.600%), 12/27/2027 (b)	423,056	425,224
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M3, 6.523% (1 Month LIBOR USD + 4.700%), 3/27/2028 (b)	1,210,000	1,283,510
Federal Home Loan Mortgage Corp., Series 2019-HQA1, Class M1, 2.723% (1 Month LIBOR USD + 0.900%), 2/25/2049 (a)(b)	1,073,922	1,076,057
Federal Home Loan Mortgage Corp., Series 2019-DNA2, Class M1, 2.623% (1 Month LIBOR USD + 0.800%), 3/25/2049 (a)(b)	140,776	140,979
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 4.823% (1 Month LIBOR USD + 3.000%), 7/25/2024 (b)	2,344,418	2,461,085
Federal National Mortgage Association, Series 2015-C01, Class 1M2, 6.123% (1 Month LIBOR USD + 4.300%), 2/25/2025 (b)	1,074,717	1,137,153
Federal National Mortgage Association, Series 2015-C02, Class 2M2, 5.823% (1 Month LIBOR USD + 4.000%), 5/27/2025 (b)	929,804	966,874
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 7.373% (1 Month LIBOR USD + 5.550%), 4/25/2028 (b)	1,805,244	1,924,627
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 3.273% (1 Month LIBOR USD + 1.450%), 1/25/2029 (b)	415,623	416,511
FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110%, 6/25/2049 (a)(e)	1,877,084	1,894,240
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(e)	435,565	445,401
GCAT Trust, Series 2019-NQM2, Class A2, 3.060%, 9/25/2059 (a)(f)	4,403,349	4,419,012

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Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766%, 6/25/2048 (a)(e)	1,674,228	1,704,907
Homeward Opportunities Fund I Trust, Series 2019-2, Class A3, 3.007%, 9/25/2059 (a)(e)	3,732,317	3,750,826
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 2.773% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	2,012,111	2,026,544
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)(e)	806,131	818,902
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(e)	917,995	939,711
OBX Trust, Series 2019-EXP1, Class 2A1A, 2.773% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(b)	3,343,889	3,373,502
Pepper Residential Securities Trust, Series 21A, Class A1U, 2.771% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(b)	318,341	319,192
Pepper Residential Securities Trust, Series 22A, Class A1U, 2.846% (1 Month LIBOR USD + 1.000%), 6/21/2060 (a)(b)	164,189	164,861
Pepper Residential Securities Trust, Series 23A, Class A1U, 2.828% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(b)	363,523	364,844
Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A2, 4.949%, 1/29/2059 (a)(f)	1,955,282	1,988,589
PRPM LLC, Series 2019-1A, Class A1, 4.500%, 1/25/2024 (a)(f)	375,389	382,091
PRPM LLC, Series 2019-2A, Class A1, 3.967%, 4/25/2024 (a)(f)	1,842,889	1,860,402
PRPM LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024 (a)(f)	4,825,833	4,871,056
RAAC Series Trust, Series 2005-SP3, Class M1, 2.353% (1 Month LIBOR USD + 0.530%), 12/25/2035 (b)	165,102	166,601
Residential Mortgage Loan Trust, Series 2019-2, Class A1, 2.913%, 5/25/2059 (a)(e)	2,733,584	2,743,384
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(e)	4,555,974	4,572,275
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1, 2.828% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(b)	525,714	527,216
Sequoia Mortgage Trust, Series 2019-CH3, Class A10, 4.000%, 10/25/2049 (a)(e)	3,869,174	3,958,266
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)(e)	357,999	362,845
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.193% (1 Month LIBOR USD + 0.370%), 7/25/2034 (b)	280,490	282,097
Velocity Commercial Capital Loan Trust, Series 2018-2, Class M1, 4.260%, 10/25/2048 (a)(e)	207,778	209,452
Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760%, 3/25/2049 (a)(e)	929,200	945,269
Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.690%, 11/25/2047 (a)(e)	3,072,851	3,092,130
Verus Securitization Trust, Series 2017-SG1A, Class A3, 2.825%, 11/25/2047 (a)(e)	2,275,527	2,289,039
Verus Securitization Trust, Series 2017-SG1A, Class B1, 3.615%, 11/25/2047 (a)(f)	740,000	737,408
Verus Securitization Trust, Series 2018-INV1, Class A2, 3.849%, 3/25/2058 (a)(e)	1,260,784	1,281,533
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(e)	235,000	233,617
Verus Securitization Trust, Series 2018-2, Class A1, 3.677%, 7/25/2058 (a)(e)	893,241	903,057
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)(e)	445,822	456,052
Verus Securitization Trust, Series 2019-1, Class A2, 3.938%, 2/25/2059 (a)(e)	3,290,254	3,375,824
Verus Securitization Trust, Series 2019-2, Class A3, 3.448%, 5/25/2059 (a)(e)	4,316,411	4,364,932
Visio Trust, Series 2019-1, Class A3, 3.825%, 6/25/2054 (a)(e)	2,862,716	2,912,112
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A4, 3.000%, 7/25/2049 (a)(e)	1,858,371	1,885,006

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost — $105,148,363)		106,033,944

	Shares
Short-Term Investments — 6.85%
Money Market Funds — 6.85%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.73% (g)(h)	22,206,348	22,206,348

TOTAL SHORT-TERM INVESTMENTS (Cost — $22,206,348)		22,206,348

TOTAL INVESTMENTS — 103.82% (Cost — $334,718,658)		336,427,247
Liabilities in Excess of Other Assets — (3.82%)		(12,364,487)

NET ASSETS — 100.00%		$324,062,760

LIBOR	London Inter-Bank Offered Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2019, the value of these securities amounted to $255,282,739 or 78.78% of net assets.

(b)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2019.
(c)	Security issued on a when-issued basis. On October 31, 2019, the total value of investments purchased on a when-issued basis was $2,999,795 or 0.93% of net assets.
(d)	Principal Only Security.
(e)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2019.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2019.
(g)	Rate disclosed is the seven day yield as of October 31, 2019.
(h)	All or portion of this security has been pledged as collateral in connection with open futures contracts.

[852111.PARTF]38

Angel Oak UltraShort Income Fund

Schedule of Open Futures Contracts

October 31, 2019 (Unaudited)

	Expiration Month	Number of Long (Short) Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
Long Futures Contracts
90 Day Euro$ Future	December 2019	36	$8,831,700	$56,174

Short Futures Contracts
90 Day Euro$ Future	March 2020	(12)	$(2,951,700)	$(5,442)
90 Day Euro$ Future	September 2020	(36)	(8,870,400)	(72,726)
2 Year ERIS Aged Standard Swap Future	March 2021	(61)	(6,200,510)	(94,311)
2 Year ERIS Aged Standard Swap Future	June 2021	(22)	(2,253,469)	(18,258)
3 Year ERIS Aged Standard Swap Future	September 2021	(96)	(9,689,347)	(136,379)
3 Year ERIS Aged Standard Swap Future	December 2021	(58)	(5,951,078)	(123,663)
3 Year ERIS Aged Standard Swap Future	June 2022	(42)	(4,366,555)	(100,906)
4 Year ERIS Aged Standard Swap Future	September 2023	(7)	(739,986)	7,239

				$(544,446)

Long/Short Total				$(488,272)

[852111.PARTF]39

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the “Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$153,189,376	$—	$153,189,376
Collateralized Loan Obligations	—	23,227,140	—	23,227,140
Commercial Mortgage-Backed Securities	—	9,997,044	—	9,997,044
Commercial Mortgage-Backed Securities - U.S. Government Agency	—	18,556,028	—	18,556,028
Corporate Obligations	—	3,217,367	—	3,217,367
Residential Mortgage-Backed Securities	—	106,033,944	—	106,033,944
Short-Term Investments	22,206,348	—	—	22,206,348

Total	$22,206,348	$314,220,899	$—	$336,427,247

Other Financial Instruments*
Assets
Futures Contracts	$63,413	$—	$—	$63,413
Liabilities
Futures Contracts	$(551,685)	$—	$—	$(551,685)

*

Other financial instruments are derivative instruments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reflected in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2019, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of long and short futures contracts during the period ended October 31, 2019, was $7,044,735 and ($40,694,150), respectively.